Alan I. Annex, Esq.
212-801-9323
annexa@gtlaw.com
March 3, 2008
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Attn:	Karen Garnett, Esq.
Angela McHale, Esq.

	Re:	FX Real Estate and Entertainment Inc.
Pre-Effective Amendment No. 1 to
Registration Statement on Form S-1
File No. 333-149032

To Whom It May Concern:
Gentlemen:
     On behalf of FX Real Estate and Entertainment Inc., a Delaware corporation (the “Registrant”), we transmit herewith for filing with the Securities and Exchange Commission (the “Commission”), pursuant to Section 6 of and Regulation C under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 101(a)(1)(i) of Regulation S-T under the Commission’s Electronic Data Gathering and Retrieval System (EDGAR), one complete electronic version of Amendment No. 1 (“Amendment No. 1”) to the Registrant’s Registration Statement on Form S-1 (No. 333-149032), originally filed with the Commission on February 4, 2008 (the “Registration Statement”), including one complete electronic version of the exhibits filed therewith.
     Amendment No. 1 responds to the comment heretofore received from the Commission’s staff (the “staff”) by a letter dated February 14, 2008 (the “Comment Letter”) with respect to the Registration Statement. In addition, Amendment No. 1 includes audited consolidated financial statements for the Registrant and its predecessor for the year ended December 31, 2007, as well as operating results and other financial information and data derived therefrom. All capitalized terms used and not defined herein have the respective meanings assigned to them in the Comment Letter.
     For the staff’s convenience, the staff’s comment has been restated below in bold type. For the further convenience of the staff, the Registrant has enclosed marked courtesy copies of Amendment No. 1 reflecting the changes from the initial filing.

Compensation of Directors, page 94
Executive Compensation, page 94
1.	Please provide disclosure regarding the compensation paid to your officers and directors in 2007, in accordance with Item 402 of Regulation S-K. We note from your disclosure on pages 95 and 96 that you have already issued stock options to Messrs. Sillerman, Kanavos, Benson, Torino and Nelson and that your employment agreements with Messrs. Kanavos, Torino, Benson, Nelson and Shier provide for a base salary.

In response to the staff’s comment the Registrant has added disclosure regarding the compensation paid to its officers and directors in 2007. As set forth on page 92 of Amendment No. 1, the Registrant did not pay any compensation to its officers and directors in 2007, other than the grant of stock options to its executive officers, Messrs. Kanavos, Shier, Nelson and Torino to purchase up to 750,000, 1,500,000, 400,000 and 400,000 shares of the Registrant’s common stock, respectively. For purposes of the Securities and Exchange Commission’s executive compensation rules, none of the Registrant’s executive officers are deemed to have received any reportable cash compensation in 2007 from having been granted stock options because the Registrant did not record any compensation expense for them in its audited consolidated financial statements for the year ended December 31, 2007. The Registrant did not record any such compensation expense because the options were granted at year end and the corresponding expense was not material to the Registrant’s statement of operations included in its audited consolidated financial statements.
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     The Registrant hereby acknowledges and undertakes to comply with the requirements of Rules 460 and 461 under the Securities Act with respect to requests for acceleration of effectiveness of the Registration Statement.
     Should any member of the Staff have any questions or comments concerning this filing or the materials transmitted herewith, or desire any further information or clarification in respect of Amendment No. 1, please do not hesitate to contact the undersigned by telephone at (212) 801-9323 or Andrew E. Balog at (305) 579-0642.
     Thank you, in advance, for the Staff’s prompt attention to this filing.

Very truly yours,
/s/ Alan I. Annex
Alan I. Annex

cc:	Robert F.X. Sillerman
Thomas P. Benson
Mitchell J. Nelson, Esq.
Andrew E. Balog, Esq.

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